Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of prepaid expenses and other receivables
As of December 31
2024	2023
$ millions	$ millions

Government institutions	110	104
Current tax assets	51	67
Prepaid expenses	41	35
Derivative instruments	16	53
Receivables from equity-accounted investees sale	2	17
Other	38	87
	258	363